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PENNSYLVANIA
DAILY MUNICIPAL                            600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND                                                        212-830-5200

===============================================================================



Dear Shareholder:


We are pleased to present the semi-annual report of Pennsylvania Daily Municipal Income Fund for the period December 1, 1996 through May 31,1997.

The Fund had net assets of $36,705,921 and 1,380 active shareholders as of May 31, 1997.

Thank you for your support and we look forward to continuing to serve your cash management needs.




Sincerely,



\S\Steven W. Duff


Steven W. Duff
President






-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS
MAY 31, 1997
(UNAUDITED)

================================================================================

                                                                                                                     Ratings (a)
      Face                                                                   Maturity                  Value               Standard
    Amount                                                                     Date       Yield      (Note 1)      Moody's & Poor's
    ------                                                                     ----       -----       ------       -------   ------


Other Tax Exempt Investments (16.45%)
-----------------------------------------------------------------------------------------------------------------------------------
 $ 1,800,000   City of Philadelphia, PA TRAN - Series A 1996 to 1997          06/30/97      3.90 %  $  1,800,730      MIG-1    SP-1
     700,000   Luzerne County, PA Flood Protection Program
               MBIA Insured                                                   07/15/97      3.85         700,484      Aaa      AAA
     265,000   Pennsylvania Intergovernmental
               Cooperational Authority (PICA) - Series 1996
               FGIC Insured                                                   06/15/97      3.65         265,119      Aaa      AAA
     250,000   Pennsylvania ST Higher Education Facility Authority RB - Series F
               AMBAC Insured                                                  12/15/97      3.85         251,303      Aaa      AAA
   1,000,000   Pennsylvania Turnpike RB - Series L
               MBIA Insured                                                   06/01/97      5.95       1,000,000      Aaa      AAA
   1,000,000   Philadelphia, PA School District TRAN                          06/30/97      3.94       1,000,369      MIG-1    SP-1
   1,000,000   University of Pittsburgh, PA (University Capital Project) - Series A
               Pre-Refunded in Government Securities                          06/01/97      3.80       1,020,000               AAA
 -----------                                                                                         -----------
   6,015,000   Total Other Tax Exempt Investments                                                      6,038,005
 -----------                                                                                         -----------
Other Variable Rate Demand Instruments (c) (66.12%)
-----------------------------------------------------------------------------------------------------------------------------------
 $   200,000   Alleghany County, PA ACES (Alleghany Hospital) - Series 1988C
               LOC PNC Bank                                                   03/01/13      3.90%   $    200,000      VMIG-1   A1+
     500,000   Alleghany, PA IDA
               (Commercial Development Parkway Center Project) - Series A
               LOC Mellon Bank N.A.                                           05/01/09      3.95         500,000               A1
   2,000,000   Beaver County, PA IDA
               LOC Barclays Bank PLC                                          08/01/20      3.80       2,000,000      P1       A1+
     700,000   Butler County, PA IDA
               (Armco Incorporated Project) - Series 1996A (b)
               LOC Chase Manhattan Bank, N.A.                                 06/01/20      4.10         700,000
   1,500,000   Chester County, PA HEFA(Barclay Friends Project) - Series A
               LOC Bank of Ireland                                            08/01/25      3.90       1,500,000      VMIG-1   A1
   2,000,000   City of York General Authority (Adjusted Rate Pooled Financing)
               LOC First Union National Bank                                  09/01/26      3.90       2,000,000               A1
   1,900,000   Clarion County, PA EDA (Piney Creek) - Series A
               LOC Swiss Bank Corp.                                           12/01/11      3.95       1,900,000      VMIG-1   A1+
     370,000   Clinton County, PA Municipal Authority HRB
               (Lock Haven Hospital Project) - Series 1991A (b)
               LOC Mellon Bank, N.A.                                          09/01/07      4.20         370,000
   1,000,000   College Township IDA
               LOC Wachovia Bank & Trust Co., N.A.                            11/01/11      3.90       1,000,000               A1+


--------------------------------------------------------------------------------
                        See Notes to Financial Statements.

--------------------------------------------------------------------------------



================================================================================

                                                                                                                     Ratings (a)
      Face                                                                   Maturity                  Value               Standard
    Amount                                                                     Date       Yield      (Note 1)      Moody's & Poor's
    ------                                                                     ----       -----       ------       -------   ------
Other Variable Rate Demand Instruments (c) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
 $   500,000   Delaware County, PA IDA (Scott Paper Company) - Series A       12/01/18      3.90%   $    500,000     P1         A1+
     700,000   Delaware County, PA IDA
               (United Parcel Service Project) - Series 1985                  12/01/15      3.95         700,000     P1         A1+
   1,400,000   Delaware County, PA IDA PCRB
               (Philadelphia Electric Co.) - Series A
               LOC Toronto-Dominion Bank                                      08/01/16      3.95       1,400,000     P1         A1+
   2,000,000   Geisinger Authority, PA Health System
               (Geisinger Health System) - Series 1992B                       07/01/22      4.05       2,000,000                A1+
     400,000   Jeannette, PA Health Services Authority
               (Jeannette Corporation)
               LOC PNC Bank                                                   07/01/99      3.95         400,000     VMIG-1
     500,000   Lehigh County, PA IDA - Series 1985A
               LOC Rabobank Nederland                                         12/01/15      3.90         500,000     P1
   1,950,000   Montgomery County, PA Redevelopment Authority MHRB
               (Glenmore Associates Project)
               Fannie Mae Collateralized                                      11/15/25      3.95       1,950,000                A1+
   1,000,000   North Eastern Pennsylvania HEFA RB
               (All Health Pooled Fin. Prog.)
               LOC Chase Manhattan Bank, N.A.                                 07/01/26      4.00       1,000,000     VMIG-1
   1,000,000   Pennsylvania Higher Education Assistance Agency
               Student Loan Adjustable Rate RB - Series 1997A
               LOC Student Loan Marketing Association                         03/01/27      4.10       1,000,000     VMIG-1
    100,000    Pennsylvania State EDA (B&W Ebensburg Project)
               LOC Swiss Bank Corp.                                           12/01/11      3.95         100,000     VMIG-1
  1,100,000    Pennsylvania State Higher Education
               Assistance Agency Student Loan                                 07/01/18      3.95       1,100,000     VMIG-1     A1+
  1,200,000    Philadelphia, PA HEFA Hospital RB
               (Children's Hospital of Philadelphia) - Series A               03/01/27      4.05       1,200,000     VMIG-1     A1+
  1,000,000    Sewickley Valley Hospital Authority, PA RN
               (D.T. Watson Rehabilitation Hospital)
               LOC PNC Bank                                                   10/01/97      4.25       1,000,000     P1         A1
  1,250,000    York County, PA IDA Limited Obligation RB
               (Metal Exchange Corporation Project) (b)
               LOC Comerica Bank                                              06/01/06      4.15       1,250,000
 -----------                                                                                         -----------
 24,270,000   Total Other Variable Rate Demand Instruments                                            24,270,000
 -----------                                                                                         -----------


--------------------------------------------------------------------------------
                        See Notes to Financial Statements.

--------------------------------------------------------------------------------

PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)
MAY 31, 1997
(UNAUDITED)
================================================================================

                                                                                                                     Ratings (a)
      Face                                                                   Maturity                  Value               Standard
    Amount                                                                     Date       Yield      (Note 1)      Moody's & Poor's
    ------                                                                     ----       -----       ------       -------   ------
Put Bonds (d) (7.36%)
-----------------------------------------------------------------------------------------------------------------------------------
 $ 2,700,000   Alleghany County, PA
               LOC Canadian Imperial Bank of Commerce                         10/30/97      3.65%   $  2,700,000     P1         A1
 -----------                                                                                         -----------
   2,700,000   Total Put Bonds                                                                         2,700,000
 -----------                                                                                         -----------
Tax Exempt Commercial Paper (8.99%)
-----------------------------------------------------------------------------------------------------------------------------------
 $ 1,500,000   Montgomery County, PA IDA PCR Refunding Bonds
               (Peco Energy Co. Project) - Series 1994 B
               LOC Deutsche Bank A.G.                                         07/16/97      3.45%   $  1,500,000     P1         A1+
   1,800,000   Venango IDA PA Resource Recovery RB
               (Scrubgrass Project) - Series A
               LOC National Westminster Bank                                  07/10/97      3.50       1,800,000     P1         A1+
 -----------                                                                                         -----------
   3,300,000   Total Tax Exempt Commercial Paper                                                       3,300,000
 -----------                                                                                         -----------
               Total Investments (98.92%) (Cost 36,308,005+)                                          36,308,005
               Cash and Other Assets, Net of Liabilities (1.08%)                                         397,916
                                                                                                     -----------
               Net Assets (100.00%)                                                                 $ 36,705,921
                                                                                                     ===========
               Net Asset Value, offering and redemption price per share:
               Class A shares,36,701,766 shares outstanding (Note 3)                                $       1.00
                                                                                                     ===========
               Class B shares,     5,097 shares outstanding (Note 3)                                $       1.00
                                                                                                     ===========


               +   Aggregate cost for federal income tax purposes is identical.








--------------------------------------------------------------------------------
                        See Notes to Financial Statements.

--------------------------------------------------------------------------------





================================================================================


FOOTNOTES:
(a) The ratings noted for variable rate demand instruments are those of the bank whose letter of credit secures such instruments or guarantor of the bond. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.
(b) Securities that are not rated have been determined by the Fund's Board of Trustees to be of comparable quality to the rated securities in which the Fund may invest.
(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.
(d)   The maturity date indicated for the put bonds is the next put date.

KEY:
     EDA      =   Economic Development Authority                  TRAN     =    Tax and Revenue Anticipation Note
     HEFA     =   Health & Education Finance Authority            MHRB     =    Muti-family Housing Revenue Bond
     HRB      =   Hospital Revenue Bond                           PCRB     =    Pollution Control Revenue Bond
     IDA      =   Industrial Development Authority                RB       =    Revenue Bond
                                                                  RN       =    Revenue Note








--------------------------------------------------------------------------------
                        See Notes to Financial Statements.

--------------------------------------------------------------------------------
PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MAY 31, 1997
(UNAUDITED)
================================================================================


INVESTMENT INCOME

Income:
    Interest.................................................................... $   702,828
                                                                                  ----------
Expenses: (Note 2)
    Investment management fee...................................................      76,733
    Administration fee..........................................................      40,285
    Distribution fee............................................................      47,952
    Custodian fee...............................................................       2,458
    Shareholder servicing and related shareholder expenses......................      20,487
    Legal, compliance and filing fees...........................................       5,375
    Audit and accounting........................................................      21,892
    Trustees' fees..............................................................       3,000
    Amortization of organization expenses.......................................       4,910
    Other.......................................................................       1,009
                                                                                  ----------
      Total expenses............................................................     224,101
      Less: Fees waived (Note 2)................................................ (    89,826)
                                                                                  ----------
      Net expenses..............................................................     134,275
                                                                                  ----------
Net investment income...........................................................     568,553

REALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investments........................................       -0-
                                                                                  ----------
 Increase in net assets from operations......................................... $   568,553
                                                                                  ==========







--------------------------------------------------------------------------------
                        See Notes to Financial Statements.

--------------------------------------------------------------------------------
PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                       Six Months
                                                                          Ended                    Year
                                                                      May 31, 1997                Ended
                                                                       (Unaudited)          November 30, 1996
                                                                        ---------           -----------------


INCREASE (DECREASE) IN NET ASSETS
 Operations:
    Net investment income.........................................    $    568,553            $   1,189,585
    Net realized gain (loss) on investments.......................         -0-                      -0-
                                                                      ------------            -------------
 Increase in net assets from operations............................        568,553                1,189,585
 Dividends to shareholders from net investment income:
    Class A.......................................................   (     568,472)*         (    1,189,561)*
    Class B.......................................................   (          81)*         (           24)*
 Capital share transactions (Note 3)
     Class A......................................................         365,869           (    4,645,246)
     Class B......................................................              80                    5,017
                                                                      ------------            -------------
        Total increase (decrease).................................         365,949           (    4,640,229)
 Net assets:
    Beginning of period...........................................      36,339,972               40,980,201
                                                                      ------------            -------------
    End of period.................................................    $ 36,705,921            $  36,339,972
                                                                      ============            =============

*    Designated as exempt-interest dividends for federal income tax purposes.








--------------------------------------------------------------------------------
                        See Notes to Financial Statements.

--------------------------------------------------------------------------------

PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================

1. Summary of Accounting Policies.

Pennsylvania Daily Municipal Income Fund, a Massachusetts business trust, is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. This Fund is a short term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and minor transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution for Class B shares commenced on October 10, 1996 and all Fund shares outstanding before October 10, 1996 were designated as Class A shares. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Trustees.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager), equal to .40% of the Fund's average daily net assets.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets not in excess of $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a distribution and service plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors L.P., (the Distributor), an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .25% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

For the period ended May 31, 1997 the Manager voluntarily waived investment management fees and administration fees of $51,460 and $38,366, respectively.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $12,321 paid to Reich & Tang Services L.P., an affiliate of the Manager, as servicing agent for the Fund.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

3. Capital Stock.

At May 31, 1997, an unlimited number of shares of beneficial interest ($.01 par value) were authorized and capital paid in amounted to $36,706,863. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                  Six Months                              Year
Class A                                              Ended                                Ended
-------                                          May 31, 1997                      November 30, 1996
                                                --------------                     -----------------
Sold                                               56,513,746                         150,377,896
Issued on reinvestment of dividends.......            474,179                             932,450
Redeemed..................................       ( 56,622,056)                      ( 155,955,592)
                                                  -----------                        ------------
Net increase (decrease)...................            365,869                       (   4,645,246)
                                                  ===========                        ============

                                                  Six Months                         October 10, 1996
Class B                                              Ended                      (Commencement of Sales) to
-------                                          May 31, 1997                       November 30, 1996
                                                --------------                      -----------------
Sold......................................              --                                  5,100
Issued on reinvestment of dividends.......                 80                                  17
Redeemed..................................              --                           (        100)
                                                  -----------                        ------------
Net increase (decrease)...................                 80                               5,017
                                                  ===========                        ============


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
4. Sales of Securities.

Accumulated undistributed realized losses at May 31, 1997 amounted to $942. This amount represents tax basis capital losses which may be carried forward to offset future gains. Such losses expire between November 30, 2000 and November 30, 2001.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of Pennsylvania and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 63% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

6. Financial Highlights.

                                                                          Year Ended November 30,             December 16, 1992
                                                   Six Months      -------------------------------------      (Commencement of
Class A                                              Ended                                                      Operations) to
-------                                           May 31, 1997       1996            1995         1994         November 30, 1993
                                                 --------------    --------        --------     --------       -----------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)

 Net asset value, beginning of period..........   $   1.00         $   1.00       $   1.00     $   1.00             $   1.00
                                                   --------         --------       --------     --------             --------
 Income from investment operations:
   Net investment income.......................       0.015            0.030          0.034        0.024                0.022

 Less distributions:
   Dividends from net investment income........   (   0.015)       (   0.030)     (   0.034)   (   0.024)           (   0.022)
                                                   --------         --------       --------     --------             --------
 Net asset value, end of period.                  $   1.00         $   1.00       $   1.00     $   1.00             $   1.00
                                                  =========        =========       =========    =========           =========
 Total Return..................................       3.02%*           3.01%          3.50%        2.44%                2.28%

 Ratios/Supplemental Data
 Net assets, end of period (000)                  $  36,701       $   36,335     $   40,980   $   43,559           $   38,817

 Ratios to average net assets:
   Expenses....................................       0.70%*           0.68%          0.59%        0.49%                0.22%
   Net investment income.......................       2.96%*           2.97%          3.44%        2.44%                2.26%
   Management administration & shareholder
       servicing fee waived....................       0.47%*           0.49%          0.61%        0.68%                0.85%
   Expenses reimbursed.........................        -               -              -            -                    0.33%
   Expense offsets.............................       0.00%            0.01%          -            -                    -

*Annualized


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
6. Financial Highlights. (Continued)
                                                             Six                             October 10, 1996
                                                           Months                           (Commencement of
Class B                                                    Ended                               (Offering) to
-------                                                 May 31, 1997                         November 30, 1996
                                                        ------------                         -----------------
Per Share Operating Performance:
 (for a share outstanding throughout the period)

 Net asset value, beginning of period..........          $   1.00                            $   1.00
                                                         ---------                           ---------
 Income from investment operations:
   Net investment income.......................              0.016                               0.005

 Less distributions:
   Dividends from net investment income........          (   0.016)                          (   0.005)
                                                          --------                           ---------
 Net asset value, end of period.                         $   1.00                            $   1.00
                                                         =========                           =========
 Total Return..................................              3.29%*                              3.25%*

 Ratios/Supplemental Data
 Net assets, end of period (000)                         $       5                           $       5

 Ratios to average net assets:
   Expenses....................................              0.44%*                              0.42%*
   Net investment income.......................              3.24%*                              3.21%*
   Management administration fee waived........              0.47%*                              0.27%*
   Expenses offsets............................              0.00%                               0.01%*

  *  Annualized









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------



  Pennsylvania Daily Municipal Income Fund
     600 Fifth Avenue
     New York, New York 10020


  Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


  Custodian
     Investors Fiduciary Trust Company
     127 West 10th Street
     Kansas City, Missouri 64105


  Transfer Agent & Dividend
  Disbursing Agent
     Reich & Tang Services L.P.
     600 Fifth Avenue
     New York, New York 10020

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PENNSYLVANIA
DAILY
MUNICIPAL
INCOME
FUND






                                  Semi-Annual Report
                                    May 31, 1997
                                     (Unaudited)


--------------------------------------------------------------------------------